SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Apr. 11, 2023	Apr. 03, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 23, 2022	Jun. 30, 2022	Apr. 25, 2022	Apr. 14, 2022	Jul. 27, 2021
Statement [Line Items]
Common stock price per Share					$ 0.13	$ 0.14	$ 0.05
Common shares issued			1,421,418,000,000	1,421,418,000,000					2,000,000
Common shares outstanding			44,891,403
April 11 2023 [Member]
Statement [Line Items]
Subscription Receipts issued	7,673,000
Repayment of balance of the Facility	$ 825,810
Common stock price per Share	$ 1.25							$ 0.05
Aggregate gross proceeds	$ 9,591,250
Common shares outstanding	12,900,000
April 3 2023 [member]
Statement [Line Items]
Accrued legal fees	$ 80,133
Covertible common shares stock	15,000,000
Proportionate Voting Shares	150,000
Common shares issued		199,000
April 10 2023 [Member]
Statement [Line Items]
Common shares issued		1,250,000